EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2017	2016	2015
Net earnings (loss)	$4,135	$15,385	$(2,674)

Weighted average shares used in computation of:
Basic	32,356	32,032	32,166
Assumed conversion	537	303	—
Diluted	32,893	32,335	32,166
Net earnings (loss) per share (in dollars):
Basic	$0.13	$0.48	$(0.08)
Diluted	0.13	0.48	(0.08)